Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Note 19 QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Years Ended December 31,
(in thousands, except per share data)

2011	First	Second	Third	Fourth
Total Revenues	$2,282,435	$2,203,977	$1,994,907	$2,348,219
Total benefits and expenses	2,055,680	2,016,808	1,838,511	2,154,968
Income before income taxes	226,755	187,169	156,396	193,251
Net Income	148,920	123,944	134,602	138,579

Earnings Per Share:
Basic earnings per share	$2.03	$1.68	$1.82	$1.89
Diluted earnings per share	2.02	1.66	1.81	1.88

Dividends declared per share	$0.12	$0.12	$0.18	$0.18

Market price of common stock
Quarter end	$62.78	$60.86	$45.95	$52.25
Common stock price, high	63.14	63.73	64.32	55.51
Common stock price, low	53.92	58.40	44.51	44.67

Total outstanding common shares - end of period	73,797	74,076	73,267	73,368

2010	First	Second	Third	Fourth
Total Revenues	$2,100,185	$1,931,877	$1,955,539	$2,274,129
Total benefits and expenses	1,920,536	1,745,519	1,771,581	2,017,913
Income before income taxes	179,649	186,358	183,958	256,216
Net Income	113,383	119,218	119,457	183,684

Earnings Per Share:
Basic earnings per share	$1.55	$1.63	$1.63	$2.51
Diluted earnings per share	1.52	1.60	1.61	2.45

Dividends declared per share	$0.12	$0.12	$0.12	$0.12

Market price of common stock
Quarter end	$52.52	$45.71	$48.29	$53.71
Common stock price, high	52.64	56.49	51.09	54.89
Common stock price, low	44.89	44.21	42.72	47.30

Total outstanding common shares - end of period	73,103	73,154	73,172	73,363

Reinsurance Group of America, Incorporated common stock is traded on the New York Stock Exchange (NYSE) under the symbol "RGA". There were 82,599 stockholders of record of RGA's common stock on January 31, 2012.